Evercore Equity Fund
Schedule of Investments
September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Beverages - 1.7%
Constellation Brands, Inc. - Class A	26,465	$5,575,911

Building Materials - 1.7%
Builders FirstSource, Inc. (a)	112,000	5,794,880

Chemicals - 2.4%
Celanese Corp.	54,605	8,225,697

Drugs - 2.3%
Abbott Laboratories	65,140	7,694,988

Electrical Equipment - 4.3%
CDW Corp.	50,000	9,101,000
Roper Industries, Inc.	12,190	5,438,325
		14,539,325
Financial Services - 14.3%
BlackRock, Inc. - Class A	7,470	6,264,790
JPMorgan Chase & Co.	49,240	8,060,096
Mastercard, Inc.	31,375	10,908,460
Morgan Stanley	111,240	10,824,764
The Blackstone Group Inc. - Class A	102,710	11,949,282
		48,007,392
Health Care Services - 8.0%
Thermo Fisher Scientific, Inc.	27,800	15,882,974
UnitedHealth Group, Inc.	28,735	11,227,914
		27,110,888
Insurance - 1.7%
Chubb Ltd.	32,685	5,670,194

Media - 1.6%
The Walt Disney Co. (a)	31,050	5,252,728

Office Equipment - 4.6%
Apple, Inc.	109,780	15,533,870

Pipelines - 1.8%
Williams Companies, Inc.	235,915	6,119,635

Property Management - 3.0%
CBRE Group, Inc. - Class A (a)	104,510	10,175,094

Restaurants - 2.1%
McDonald's Corp.	29,380	7,083,812

Retail - 3.5%
Best Buy Co., Inc.	58,500	6,184,035
TJX Companies, Inc.	83,000	5,476,340
		11,660,375
Semiconductors - 4.4%
IPG Photonics Corp. (a)	28,785	4,559,544
Texas Instruments, Inc.	53,330	10,250,559
		14,810,103
Services - 11.4%
Accenture PLC - Class A	30,180	9,655,185
Alphabet, Inc. - Class A (a)	1,995	5,333,672
Alphabet, Inc. - Class C (a)	4,067	10,839,816
Amazon.com, Inc. (a)	3,795	12,466,727
		38,295,400
Software - 12.2%
Adobe Systems, Inc. (a)	14,810	8,526,413
Ansys, Inc. (a)	14,565	4,958,654
Fidelity National Information Services, Inc.	43,905	5,342,361
Microsoft Corp.	56,000	15,787,520
SS&C Technologies Holdings, Inc.	93,310	6,475,714
		41,090,662
Specialty Retail - 11.2%
Alibaba Group Holding Ltd. (a)	29,630	4,386,722
AutoZone, Inc. (a)	5,500	9,338,945
BorgWarner, Inc.	140,805	6,084,184
Home Depot, Inc.	34,065	11,182,177
Nike, Inc. - Class B	47,180	6,851,951
		37,843,979
Telecommunications - 2.2%
American Tower Corp. - REIT	27,795	7,377,071

Transportation - 1.5%
FedEx Corp.	23,360	5,122,614

TOTAL COMMON STOCKS (Cost $140,984,205)		$322,984,618

SHORT-TERM INVESTMENT - 4.0%
Invesco Government & Agency Portfolio, Institutional Class, 0.026% (b)	13,533,861	13,533,861
TOTAL SHORT-TERM INVESTMENT (Cost $13,533,861)		13,533,861

Total Investments (Cost $154,518,066) - 99.9%		336,518,479
Other Assets in Excess of Liabilities - 0.1%		317,642
TOTAL NET ASSETS - 100.0%		$336,836,121

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven day effective yield as of September 30, 2021.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Common Stocks	$322,984,618	$–	$–	$322,984,618
Short-Term Investment	13,533,861	–	–	13,533,861
Total Investments	$336,518,479	$–	$–	$336,518,479

Please refer to the Schedule of Investments for further industry breakout.